Annual Total Returns[BarChart] - Hartford Capital Appreciation HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.41%)	18.34%	39.08%	7.31%	1.02%	5.52%	22.14%	(6.96%)	31.28%	21.91%